Condensed Balance Sheets (Detail) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2013 Parent Company USD ($)	Dec. 31, 2013 Parent Company CNY	Dec. 31, 2012 Parent Company USD ($)	Dec. 31, 2012 Parent Company CNY	Dec. 31, 2011 Parent Company CNY	Dec. 31, 2010 Parent Company CNY	Dec. 31, 2013 Class A Ordinary Shares Parent Company USD ($)	Dec. 31, 2013 Class A Ordinary Shares Parent Company CNY	Dec. 31, 2012 Class A Ordinary Shares Parent Company CNY	Dec. 31, 2013 Class B Ordinary Shares Parent Company USD ($)	Dec. 31, 2013 Class B Ordinary Shares Parent Company CNY	Dec. 31, 2012 Class B Ordinary Shares Parent Company CNY
Current assets
Cash	$ 240,986	1,458,856	$ 71,403	432,254	410,389	83,256	$ 97,574	590,682	$ 2,329	14,097	34,224	1,537
Restricted cash	31,885	193,020		191,766			31,386	190,000		190,000
Short-term investment	182,009	1,101,826		222,701			13,517	81,826		122,701
Prepaid expenses and other current assets	25,584	154,875		95,756			12,654	76,606		18,562
Amount due from a related party	11,150	67,498		18,726			4,028	24,387		0
Amount due from subsidiaries							276,251	1,672,335		928,253
Total current assets	595,390	3,604,304		1,263,157			435,410	2,635,836		1,273,613
Non-current assets
Restricted cash	36,185	219,056		221,628			16,519	100,000		100,000
Investments in subsidiaries							147,909	895,390		592,212
Other non-current assets	6,238	37,760		0			4,314	26,116		0
Total non-current assets	417,473	2,527,258		1,713,762			168,742	1,021,506		692,212
Total assets	1,012,863	6,131,562		2,976,919			604,152	3,657,342		1,965,825
Current liabilities:
Accrued expenses and other payables	48,304	292,421		167,498			42	255		2,531
Interest payable	5,989	36,254		837			3,513	21,265		0
Amount due to related parties	24,398	147,699		105,037			16,510	99,944		50,167
Total current liabilities	175,323	1,061,358		810,147			20,065	121,464		52,698
Non-current liabilities
Amount due to related parties	12,938	78,321		86,316			12,938	78,321		42,324
Bonds payable	164,941	998,505		0			164,941	998,505		0
Total non-current liabilities	428,648	2,594,903		277,467			177,879	1,076,826		42,324
Total liabilities	603,971	3,656,261		1,087,614			197,944	1,198,290		95,022
Shareholders' equity:
Ordinary shares													3	22	19	1	4	4
Additional paid-in capital	651,629	3,944,764		3,294,855			633,822	3,836,967		3,190,923
Accumulated other comprehensive loss	(13,643)	(82,589)		(57,367)	(54,779)	1,474	(13,643)	(82,589)		(61,232)
Accumulated deficit	(236,120)	(1,429,410)		(1,371,877)			(212,502)	(1,286,435)		(1,238,209)
Treasury stock	(1,473)	(8,917)		(20,702)			(1,473)	(8,917)		(20,702)
Total shareholders' equity	406,208	2,459,052		1,870,803			406,208	2,459,052		1,870,803
Total liabilities and shareholders' equity	$ 1,012,863	6,131,562		2,976,919			$ 604,152	3,657,342		1,965,825